Summary of Significant Accounting Policies - Schedule of Balance Sheet (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Balance Sheet [Line Items]
Accrued expenses	$ 7,778	$ 7,496	$ 6,045		$ 5,381	$ 5,197
Total liabilities		19,607	18,577		16,191	15,287
Accumulated deficit	(119,990)	(116,103)	(112,768)		(108,871)	(97,165)
Total stockholders’ deficit	$ (17,811)	(14,946)	(90,801)	$ (87,236)	(88,435)	(79,034)
As previously reported [Member]
Schedule of Balance Sheet [Line Items]
Accrued expenses			2,745		2,081	1,897
Total liabilities			15,277		12,891	11,987
Accumulated deficit			(109,468)		(105,571)	(93,865)
Total stockholders’ deficit		$ (14,946)	(87,501)		(85,135)	(75,734)
Adjustment [Member]
Schedule of Balance Sheet [Line Items]
Accrued expenses			3,300		3,300	3,300
Total liabilities			3,300		3,300	3,300
Accumulated deficit			(3,300)		(3,300)	(3,300)
Total stockholders’ deficit			$ (3,300)		$ (3,300)	$ (3,300)